PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment. net
Property, plant and equipment, net, comprise:

	At December 31,
	2017	2018
Land	$282,000	$282,000
Plant and machinery	1,097,710	789,931
Motor vehicles	50,971	183,664
Office equipment	39,247	102,326
Power stations	125,753,462	194,931,540

Less: Accumulated depreciation	(8,388,858)	(16,215,671)
	118,834,532	180,073,790
Construction in progress	35,824,545	10,713,472
Property, plant and equipment, net	$154,659,077	$190,787,262